VANGUARD FUNDS
                              PROSPECTUS SUPPLEMENT


Effective October 27, 1998, many Vanguard funds will simplify their names. For most funds, the change simply substitutes the word "Fund" for "Portfolio." Other funds, however, will make additional--although still minor--revisions to their names. The list below shows "old" and "new" names for the Vanguard funds that are making these slightly more significant changes. If you have questions about the name change, call us at one of these numbers: 1-800-662-7447 for individual investors, 1-800-523-1188 for participants in employer-sponsored plans, and 1-800-523-1036 for institutional investors.

Old Name                                  New Name
--------------------------------------------------------------------------------

Vanguard Horizon  Fund                    Vanguard  Aggressive Growth Fund
   --Aggressive  Growth Portfolio
Vanguard  Horizon  Fund
   --Capital  Opportunity  Portfolio      Vanguard Capital Opportunity  Fund
  Vanguard  Horizon  Fund
   --Global Asset Allocation Portfolio    Vanguard Global Asset Allocation  Fund
Vanguard  Horizon  Fund
   --Global  Equity Portfolio             Vanguard  Global  Equity Fund
Vanguard International Equity Index Fund  Vanguard Emerging Markets Stock Index
   --Emerging Markets Portfolio               Fund
Vanguard International Equity Index Fund  Vanguard European Stock Index Fund
   --European  Portfolio
Vanguard International Equity Index Fund  Vanguard  Pacific  Stock  Index  Fund
   --Pacific  Portfolio
Vanguard Total International Portfolio    Vanguard Total International Stock
                                              Index Fund
Vanguard   Specialized Portfolios
   --Energy   Portfolio                   Vanguard   Energy  Fund
Vanguard   Specialized Portfolios
   --Gold & Precious Metals Portfolio     Vanguard Gold and Precious Metals Fund
Vanguard Specialized Portfolios
   --Health Care Portfolio                Vanguard Health Care Fund
Vanguard Specialized Portfolios
   --REIT Index Portfolio                 Vanguard REIT Index Fund
Vanguard Specialized Portfolio
   --Utilities Income Portfolio           Vanguard Utilities Income Fund
Vanguard Municipal Bond Fund
   --Money Market Portfolio               Vanguard Tax-Exempt Money Market Fund
Vanguard Municipal Bond Fund
   --Short-Term Portfolio                 Vanguard Short-Term Tax-Exempt Fund
Vanguard Municipal Bond Fund
   --Limited-Term Portfolio               Vanguard Limited-Term Tax-Exempt Fund
Vanguard Municipal Bond Fund
   --Intermediate-Term Portfolio          Vanguard Intermediate-Term Tax-Exempt
                                                Fund
Vanguard Municipal Bond Fund
   --Long-Term Portfolio                  Vanguard Long-Term Tax-Exempt Fund
Vanguard Municipal Bond Fund
   --Insured Long-Term Portfolio          Vanguard Insured Long-Term Tax-Exempt
                                                Fund
Vanguard Municipal Bond Fund
   --High-Yield Portfolio                 Vanguard High-Yield Tax-Exempt Fund
Vanguard California Tax-Free Fund
   --Money Market Portfolio               Vanguard California Tax-Exempt Money
                                                Market Fund
Vanguard California Tax-Free Fund
   --Insured Intermediate-Term Portfolio  Vanguard California Insured
                                               Intermediate-Term Tax-Exempt Fund
Vanguard California Tax-Free Fund
   --Insured Long-Term Portfolio          Vanguard California Insured Long-Term
                                               Tax-Exempt Fund
Vanguard Florida Insured Tax-Free Fund    Vanguard Florida Insured Long-Term
                                               Tax-Exempt Fund
Vanguard New Jersey Tax-Free Fund         Vanguard New Jersey Tax-Exempt Money
   --Money Market Portfolio                    Market Fund
Vanguard New Jersey Tax-Free Fund         Vanguard New Jersey Insured Long-Term
   --Insured Long-Term Portfolio               Tax-Exempt Fund
Vanguard New York Tax-Free Fund           Vanguard New York Tax-Exempt Money
   --Money Market Portfolio                    Market Fund
Vanguard New York Tax-Free Fund           Vanguard New York Insured Long-Term
   --Insured Long-Term Portfolio               Tax-Exempt Fund
Vanguard Ohio Tax-Free Fund               Vanguard Ohio Tax-Exempt Money Market
   --Money Market Portfolio                    Fund
Vanguard Ohio Tax-Free Fund               Vanguard Ohio Insured Long-Term
   --Insured Long-Term Portfolio               Tax-Exempt Fund
Vanguard Pennsylvania Tax-Free Fund       Vanguard Pennsylvania Tax-Exempt Money
   --Money Market Portfolio                    Market Fund
Vanguard Pennsylvania Tax-Free Fund       Vanguard Pennsylvania Insured Long-
   --Insured Long-Term Portfolio               Term Tax-Exempt Fund
Vanguard Fixed Income Securities Fund     Vanguard Short-Term Treasury Fund
   --Short-Term U.S. Treasury Portfolio
Vanguard Fixed Income Securities Fund     Vanguard Short-Term Federal Fund
   --Short-Term Federal Portfolio
Vanguard Fixed Income Securities Fund     Vanguard Short-Term Corporate Fund
   --Short-Term Corporate Portfolio
Vanguard Fixed Income Securities Fund     Vanguard Intermediate-Term Treasury
   --Intermediate-Term U.S. Treasury            Fund
       Portfolio
Vanguard Fixed Income Securities Fund     Vanguard Intermediate-Term Corporate
   --Intermediate-Term Corporate                Fund
       Portfolio
Vanguard Fixed Income Securities Fund     Vanguard GNMA Fund
   --GNMA Portfolio
Vanguard Fixed Income Securities Fund     Vanguard Long-Term Treasury Fund
   --Long-Term U.S.Treasury Portfolio
Vanguard Fixed Income Securities Fund     Vanguard Long-Term Corporate Fund
   --Long-Term Corporate Portfolio
Vanguard Fixed Income Securities Fund     Vanguard High-Yield Corporate Fund
   --High Yield Corporate Portfolio
Vanguard Fixed Income Securities Fund
   --Short-Term Corporate Portfolio--     Vanguard Short-Term Corporate Fund--
            Institutional Shares                Institutional Shares

                                                                PSFNC-10/07/1998